Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ivy Variable Insurance Portfolios
Entity Central Index Key	0000810016
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000190645 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Asset Strategy Series(formerly, Delaware Ivy VIP Asset Strategy)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Asset Strategy Series (Standard Class) returned 12.75% for the 12 months ended December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Series' broad-based securities market index, returned 17.49% and 18.02%, respectively.
Top contributors to performance:
The Series’ equities and credit-sensitive fixed income securities generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve and other central banks globally.
Global equities generally drove outperformance relative to fixed income, as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Series’ benchmark:
Allocation and security selection effects from global equities
Exposure to US equities and information technology stocks
Exposure to commodities like gold
Top detractors from performance:
The Series’ allocation to fixed income underperformed its benchmark.
Exposure to cash underperformed the Series’ benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP Asset Strategy Series (Standard Class)	12.75%	6.83%	7.88%
MSCI ACWI Index (net)	17.49%	10.06%	10.24%
MSCI ACWI Index (gross)	18.02%	10.58%	10.78%

Performance Inception Date	Apr. 28, 2017
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 565,278,713
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 3,113,198
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$565,278,713
Total number of portfolio holdings	404
Total advisory fees paid	$3,113,198
Portfolio turnover rate	76%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	56.78%
Corporate Bonds	10.10%
Agency Mortgage-Backed Securities	9.85%
US Treasury Obligations	5.82%
Bullion	4.95%
Exchange-Traded Funds	4.59%
Short-Term Investments	2.98%
Non-Agency Commercial Mortgage-Backed Securities	2.05%
Non-Agency Asset-Backed Securities	1.48%
Agency Commercial Mortgage-Backed Securities	0.80%
Top 10 equity holdings
Microsoft	3.18%
NVIDIA	2.57%
Amazon.com	2.22%
Apple	2.01%
Taiwan Semiconductor Manufacturing	1.84%
Alphabet Class A	1.56%
Salesforce	1.54%
Mastercard Class A	1.45%
SAP	1.22%
Home Depot	1.22%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.18%
NVIDIA	2.57%
Amazon.com	2.22%
Apple	2.01%
Taiwan Semiconductor Manufacturing	1.84%
Alphabet Class A	1.56%
Salesforce	1.54%
Mastercard Class A	1.45%
SAP	1.22%
Home Depot	1.22%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Asset Strategy to Macquarie VIP Asset Strategy Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.60% (excluding certain items, such as distribution and service (12b-1) fees).
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Asset Strategy to Macquarie VIP Asset Strategy Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.60% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017158 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Asset Strategy Series(formerly, Delaware Ivy VIP Asset Strategy)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Asset Strategy Series (Service Class) returned 12.44% for the 12 months ended December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Series' broad-based securities market index, returned 17.49% and 18.02%, respectively.
Top contributors to performance:
The Series’ equities and credit-sensitive fixed income securities generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve and other central banks globally.
Global equities generally drove outperformance relative to fixed income, as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Series’ benchmark:
Allocation and security selection effects from global equities
Exposure to US equities and information technology stocks
Exposure to commodities like gold
Top detractors from performance:
The Series’ allocation to fixed income underperformed its benchmark.
Exposure to cash underperformed the Series’ benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Asset Strategy Series (Service Class)	12.44%	6.56%	5.27%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%
MSCI ACWI Index (gross)	18.02%	10.58%	9.79%

Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 565,278,713
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 3,113,198
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$565,278,713
Total number of portfolio holdings	404
Total advisory fees paid	$3,113,198
Portfolio turnover rate	76%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	56.78%
Corporate Bonds	10.10%
Agency Mortgage-Backed Securities	9.85%
US Treasury Obligations	5.82%
Bullion	4.95%
Exchange-Traded Funds	4.59%
Short-Term Investments	2.98%
Non-Agency Commercial Mortgage-Backed Securities	2.05%
Non-Agency Asset-Backed Securities	1.48%
Agency Commercial Mortgage-Backed Securities	0.80%
Top 10 equity holdings
Microsoft	3.18%
NVIDIA	2.57%
Amazon.com	2.22%
Apple	2.01%
Taiwan Semiconductor Manufacturing	1.84%
Alphabet Class A	1.56%
Salesforce	1.54%
Mastercard Class A	1.45%
SAP	1.22%
Home Depot	1.22%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.18%
NVIDIA	2.57%
Amazon.com	2.22%
Apple	2.01%
Taiwan Semiconductor Manufacturing	1.84%
Alphabet Class A	1.56%
Salesforce	1.54%
Mastercard Class A	1.45%
SAP	1.22%
Home Depot	1.22%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Asset Strategy to Macquarie VIP Asset Strategy Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.60% (excluding certain items, such as distribution and service (12b-1) fees).
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Asset Strategy to Macquarie VIP Asset Strategy Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.60% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000246484 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP International Core Equity Series(formerly, Delaware Ivy VIP International Core Equity)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of March 28, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for March 28, 2024 (inception of Class) through December 31, 2024?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Standard Class	$66	0.88%
*	Amount shown reflects the expenses of the Standard Class from inception date through December 31, 2024. Expenses would be higher if the Standard Class had been in operation for the last twelve months.
^	Annualized.

Expenses Paid, Amount	$ 66	[1]
Expense Ratio, Percent	0.88%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP International Core Equity Series (Standard Class) returned (1.92%) from March 28, 2024 (the Standard Class's inception date) through December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Series' broad-based securities market index, returned 0.96% and 1.37%, respectively.
Top contributors to performance:
Stock selection in communication services contributed to performance. SEA Ltd. was the primary driver as that stock performed well.
Tokio Marine Holdings Inc. in financials and SAP SE in information technology (IT) also contributed to performance during the year.
Top detractors from performance:
Stock selection in industrials was hindered by several positions including Kion Group AG. Stock selection in financials was also a detractor, including Banco Do Brasil SA, which was a drag on performance.
Stock selection in healthcare, including a position in Genmab A/S, also hurt relative performance.
How has the Series changed?
Over the course of the year, the portfolio shifted in several ways. Notably, we reduced exposure to energy, materials, consumer staples, financials, and utilities and increased exposure to industrials, IT, and communication services.
New positions included Nintendo Co. Ltd., KB Financial Group Inc., and HDFC Bank Ltd. We eliminated positions in the portfolio, including Asahi Group Holdings Inc., BNP Paribas SA, and LVMH Moet Hennesy Louis Vuitton SE.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 28, 2024 (Standard Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average total returns (as of December 31, 2024)	Since inception (3/28/24)
Macquarie VIP International Core Equity Series (Standard Class)	-1.92%
MSCI ACWI ex USA Index (net)	0.96%
MSCI ACWI ex USA Index (gross)	1.37%

Performance Inception Date	Mar. 28, 2024
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 718,989,015
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,932,596
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$718,989,015
Total number of portfolio holdings	60
Total advisory fees paid	$5,932,596
Portfolio turnover rate	77%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United Kingdom	12.08%
Germany	11.87%
China	10.58%
Japan	9.75%
India	7.33%
France	6.34%
Netherlands	6.01%
Taiwan	5.23%
Brazil	4.86%
Singapore	4.10%

Sector allocation
Financials	19.32%
Industrials	17.09%
Information Technology	14.48%
Consumer Discretionary	13.05%
Communication Services	9.94%
Healthcare	9.71%
Consumer Staples	7.93%
Materials	3.76%
Energy	2.59%
Utilities	1.33%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.23%
MercadoLibre	3.56%
SAP	3.13%
Tencent Holdings	2.69%
China Merchants Bank Class H	2.58%
KB Financial Group	2.45%
Sea ADR	2.34%
Makita	2.20%
Heidelberg Materials	2.18%
Axis Bank	2.12%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.23%
MercadoLibre	3.56%
SAP	3.13%
Tencent Holdings	2.69%
China Merchants Bank Class H	2.58%
KB Financial Group	2.45%
Sea ADR	2.34%
Makita	2.20%
Heidelberg Materials	2.18%
Axis Bank	2.12%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP International Core Equity to Macquarie VIP International Core Equity Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP International Core Equity to Macquarie VIP International Core Equity Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017159 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP International Core Equity Series(formerly, Delaware Ivy VIP International Core Equity)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP International Core Equity Series (Service Class) returned 3.73% for the 12 months ended December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Series' broad-based securities market index, returned 5.53% and 6.09%, respectively.
Top contributors to performance:
Stock selection in communication services contributed to performance. SEA Ltd. was the primary driver as that stock performed well.
Tokio Marine Holdings Inc. in financials and SAP SE in information technology (IT) also contributed to performance during the year.
Top detractors from performance:
Stock selection in industrials was hindered by several positions including Kion Group AG. Stock selection in financials was also a detractor, including Banco Do Brasil SA, which was a drag on performance.
Stock selection in healthcare, including a position in Genmab A/S, also hurt relative performance.
How has the Series changed?
Over the course of the year, the portfolio shifted in several ways. Notably, we reduced exposure to energy, materials, consumer staples, financials, and utilities and increased exposure to industrials, IT, and communication services.
New positions included Nintendo Co. Ltd., KB Financial Group Inc., and HDFC Bank Ltd. We eliminated positions in the portfolio, including Asahi Group Holdings Inc., BNP Paribas SA, and LVMH Moet Hennesy Louis Vuitton SE.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP International Core Equity Series (Service Class)	3.73%	4.70%	4.23%
MSCI ACWI ex USA Index (net)	5.53%	4.10%	4.80%
MSCI ACWI ex USA Index (gross)	6.09%	4.61%	5.31%

Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 718,989,015
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,932,596
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$718,989,015
Total number of portfolio holdings	60
Total advisory fees paid	$5,932,596
Portfolio turnover rate	77%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United Kingdom	12.08%
Germany	11.87%
China	10.58%
Japan	9.75%
India	7.33%
France	6.34%
Netherlands	6.01%
Taiwan	5.23%
Brazil	4.86%
Singapore	4.10%

Sector allocation
Financials	19.32%
Industrials	17.09%
Information Technology	14.48%
Consumer Discretionary	13.05%
Communication Services	9.94%
Healthcare	9.71%
Consumer Staples	7.93%
Materials	3.76%
Energy	2.59%
Utilities	1.33%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.23%
MercadoLibre	3.56%
SAP	3.13%
Tencent Holdings	2.69%
China Merchants Bank Class H	2.58%
KB Financial Group	2.45%
Sea ADR	2.34%
Makita	2.20%
Heidelberg Materials	2.18%
Axis Bank	2.12%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.23%
MercadoLibre	3.56%
SAP	3.13%
Tencent Holdings	2.69%
China Merchants Bank Class H	2.58%
KB Financial Group	2.45%
Sea ADR	2.34%
Makita	2.20%
Heidelberg Materials	2.18%
Axis Bank	2.12%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP International Core Equity to Macquarie VIP International Core Equity Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP International Core Equity to Macquarie VIP International Core Equity Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000190647 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Mid Cap Growth Series(formerly, Delaware Ivy VIP Mid Cap Growth)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Mid Cap Growth Series (Standard Class) returned 2.47% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell Midcap® Growth Index, the Series' narrowly based securities market index, returned 22.10%.
Top contributors to performance:
An overweight (relative to the benchmark index) to companies with more reliable, durable earnings quality was a positive for the Series’ performance.
Top detractors from performance:
An underweight to issues in the top quintile of market capitalization in the benchmark index was a key detractor, as the stock for those issuers outperformed in 2024.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for almost one-third of the benchmark index’s entire return for 2024.
Stock selection, particularly in the information technology and healthcare sectors, hurt performance as our strategy of owning companies that we believed had under-recognized earnings power did not recover as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP Mid Cap Growth Series (Standard Class)	2.47%	8.23%	12.06%
Russell 3000 Index	23.81%	13.86%	13.77%
Russell Midcap Growth Index	22.10%	11.47%	13.04%

Performance Inception Date	Apr. 28, 2017
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell Midcap Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 403,481,771
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,674,034
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$403,481,771
Total number of portfolio holdings	69
Total advisory fees paid	$3,674,034
Portfolio turnover rate	37%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	29.06%
Industrials	18.53%
Healthcare	17.83%
Consumer Discretionary	12.90%
Financials	10.01%
Communication Services	4.14%
Real Estate	3.77%
Materials	1.63%
Consumer Staples	1.59%

Top 10 equity holdings
CoStar Group	3.77%
Trade Desk Class A	2.33%
Datadog Class A	2.28%
IDEXX Laboratories	2.27%
Fastenal	2.25%
Insulet	2.11%
HubSpot	2.03%
Floor & Decor Holdings Class A	2.03%
Trimble	2.01%
Pool	2.00%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	3.77%
Trade Desk Class A	2.33%
Datadog Class A	2.28%
IDEXX Laboratories	2.27%
Fastenal	2.25%
Insulet	2.11%
HubSpot	2.03%
Floor & Decor Holdings Class A	2.03%
Trimble	2.01%
Pool	2.00%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Mid Cap Growth to Macquarie VIP Mid Cap Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Mid Cap Growth to Macquarie VIP Mid Cap Growth Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017162 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Mid Cap Growth Series(formerly, Delaware Ivy VIP Mid Cap Growth)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Mid Cap Growth Series (Service Class) returned 2.20% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell Midcap® Growth Index, the Series' narrowly based securities market index, returned 22.10%.
Top contributors to performance:
An overweight (relative to the benchmark index) to companies with more reliable, durable earnings quality was a positive for the Series’ performance.
Top detractors from performance:
An underweight to issues in the top quintile of market capitalization in the benchmark index was a key detractor, as the stock for those issuers outperformed in 2024.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for almost one-third of the benchmark index’s entire return for 2024.
Stock selection, particularly in the information technology and healthcare sectors, hurt performance as our strategy of owning companies that we believed had under-recognized earnings power did not recover as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Mid Cap Growth Series (Service Class)	2.20%	7.96%	9.88%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell Midcap Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 403,481,771
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,674,034
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$403,481,771
Total number of portfolio holdings	69
Total advisory fees paid	$3,674,034
Portfolio turnover rate	37%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	29.06%
Industrials	18.53%
Healthcare	17.83%
Consumer Discretionary	12.90%
Financials	10.01%
Communication Services	4.14%
Real Estate	3.77%
Materials	1.63%
Consumer Staples	1.59%

Top 10 equity holdings
CoStar Group	3.77%
Trade Desk Class A	2.33%
Datadog Class A	2.28%
IDEXX Laboratories	2.27%
Fastenal	2.25%
Insulet	2.11%
HubSpot	2.03%
Floor & Decor Holdings Class A	2.03%
Trimble	2.01%
Pool	2.00%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	3.77%
Trade Desk Class A	2.33%
Datadog Class A	2.28%
IDEXX Laboratories	2.27%
Fastenal	2.25%
Insulet	2.11%
HubSpot	2.03%
Floor & Decor Holdings Class A	2.03%
Trimble	2.01%
Pool	2.00%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Mid Cap Growth to Macquarie VIP Mid Cap Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Mid Cap Growth to Macquarie VIP Mid Cap Growth Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000190648 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Science and Technology Series(formerly, Delaware Ivy VIP Science and Technology)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$105	0.91%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Science and Technology Series (Standard Class) returned 30.92% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P North American Technology Sector Index, the Series' narrowly based securities market index, returned 36.08%.
Top contributors to performance:
Investments in technology benefited performance, notably AI enablers including chip-design companies NVIDIA Corp., Broadcom Inc., and Arm Holdings PLC. An overweight to Meta Platforms Inc. also contributed.
At the sector level, an underweight and stock selection within healthcare contributed the most. Policy uncertainty and cyclical pressures weighed on healthcare stocks, with select exceptions like Intuitive Surgical Inc. An overweight to technology also benefited performance.
Top detractors from performance:
Select technology investments detracted from performance, including extreme ultraviolet (EUV) lithography equipment maker, ASML Holding NV as well as Seagate Technology Holdings PLC. Shares in social media platform Pinterest Inc. also detracted.
At the sector level, an underweight to financials detracted the most, followed by an underweight to industrials. Optimism about the Trump administration’s deregulation and pro-growth policies benefited both sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP Science and Technology Series (Standard Class)	30.92%	14.33%	16.65%
S&P 500 Index	25.02%	14.53%	14.43%
S&P North American Technology Sector Index	36.08%	21.06%	21.87%

Performance Inception Date	Apr. 28, 2017
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 649,442,154
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,381,225
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$649,442,154
Total number of portfolio holdings	35
Total advisory fees paid	$5,381,225
Portfolio turnover rate	37%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	64.76%
Communication Services	14.24%
Consumer Discretionary	11.99%
Healthcare	3.84%
Industrials	3.37%

Top 10 equity holdings
Meta Platforms Class A	9.88%
Microsoft	7.18%
Broadcom	6.48%
Amazon.com	5.63%
NVIDIA	5.24%
Zebra Technologies Class A	5.18%
Seagate Technology Holdings	4.85%
Taiwan Semiconductor Manufacturing ADR	4.28%
SAP ADR	4.07%
Cadence Design Systems	3.42%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	9.88%
Microsoft	7.18%
Broadcom	6.48%
Amazon.com	5.63%
NVIDIA	5.24%
Zebra Technologies Class A	5.18%
Seagate Technology Holdings	4.85%
Taiwan Semiconductor Manufacturing ADR	4.28%
SAP ADR	4.07%
Cadence Design Systems	3.42%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Science and Technology to Macquarie VIP Science and Technology Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Science and Technology to Macquarie VIP Science and Technology Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017166 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Science and Technology Series(formerly, Delaware Ivy VIP Science and Technology)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	1.16%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Science and Technology Series (Service Class) returned 30.59% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P North American Technology Sector Index, the Series' narrowly based securities market index, returned 36.08%.
Top contributors to performance:
Investments in technology benefited performance, notably AI enablers including chip-design companies NVIDIA Corp., Broadcom Inc., and Arm Holdings PLC. An overweight to Meta Platforms Inc. also contributed.
At the sector level, an underweight and stock selection within healthcare contributed the most. Policy uncertainty and cyclical pressures weighed on healthcare stocks, with select exceptions like Intuitive Surgical Inc. An overweight to technology also benefited performance.
Top detractors from performance:
Select technology investments detracted from performance, including extreme ultraviolet (EUV) lithography equipment maker, ASML Holding NV as well as Seagate Technology Holdings PLC. Shares in social media platform Pinterest Inc. also detracted.
At the sector level, an underweight to financials detracted the most, followed by an underweight to industrials. Optimism about the Trump administration’s deregulation and pro-growth policies benefited both sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Science and Technology Series (Service Class)	30.59%	14.05%	13.54%
S&P 500 Index	25.02%	14.53%	13.10%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 649,442,154
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,381,225
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$649,442,154
Total number of portfolio holdings	35
Total advisory fees paid	$5,381,225
Portfolio turnover rate	37%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	64.76%
Communication Services	14.24%
Consumer Discretionary	11.99%
Healthcare	3.84%
Industrials	3.37%

Top 10 equity holdings
Meta Platforms Class A	9.88%
Microsoft	7.18%
Broadcom	6.48%
Amazon.com	5.63%
NVIDIA	5.24%
Zebra Technologies Class A	5.18%
Seagate Technology Holdings	4.85%
Taiwan Semiconductor Manufacturing ADR	4.28%
SAP ADR	4.07%
Cadence Design Systems	3.42%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	9.88%
Microsoft	7.18%
Broadcom	6.48%
Amazon.com	5.63%
NVIDIA	5.24%
Zebra Technologies Class A	5.18%
Seagate Technology Holdings	4.85%
Taiwan Semiconductor Manufacturing ADR	4.28%
SAP ADR	4.07%
Cadence Design Systems	3.42%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Science and Technology to Macquarie VIP Science and Technology Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Science and Technology to Macquarie VIP Science and Technology Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000203521 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Growth Series(formerly, Delaware Ivy VIP Small Cap Growth)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Small Cap Growth Series (Standard Class) returned 14.53% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2000® Growth Index, the Series' narrowly based securities market index, returned 15.15%.
Top contributors to performance:
Stock selection in consumer discretionary, including strong performance from restaurant holdings.
Strong performance in the healthcare sector, especially among biotechnology holdings.
Favorable investments in financials, especially holdings exposed to capital markets.
Top detractors from performance:
Underperformance in information technology (IT), including stock selection in software.
Underexposure to speculative surges in bitcoin-related companies and quantum-computer-related companies within the IT sector.
Stock selection in the consumer staples sector.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 2, 2018 (Standard Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (11/2/18)
Macquarie VIP Small Cap Growth Series (Standard Class)	14.53%	6.51%	6.66%
Russell 3000 Index	23.81%	13.86%	14.49%
Russell 2000 Growth Index	15.15%	6.86%	7.47%

Performance Inception Date	Nov. 02, 2018
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 207,660,324
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,721,581
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$207,660,324
Total number of portfolio holdings	81
Total advisory fees paid	$1,721,581
Portfolio turnover rate	72%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	26.98%
Healthcare	23.06%
Industrials	21.31%
Consumer Discretionary	10.31%
Financials	8.50%
Consumer Staples	2.88%
Materials	2.69%
Communication Services	2.18%
Energy	1.32%

Top 10 equity holdings
Vericel	2.74%
Integer Holdings	2.38%
CyberArk Software	2.38%
Clean Harbors	2.23%
ATI	2.22%
IMAX	2.18%
Parsons	2.12%
OSI Systems	2.09%
Descartes Systems Group	2.08%
Construction Partners Class A	2.04%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Vericel	2.74%
Integer Holdings	2.38%
CyberArk Software	2.38%
Clean Harbors	2.23%
ATI	2.22%
IMAX	2.18%
Parsons	2.12%
OSI Systems	2.09%
Descartes Systems Group	2.08%
Construction Partners Class A	2.04%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Small Cap Growth to Macquarie VIP Small Cap Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Small Cap Growth to Macquarie VIP Small Cap Growth Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017167 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Growth Series(formerly, Delaware Ivy VIP Small Cap Growth)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Small Cap Growth Series (Service Class) returned 14.26% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2000® Growth Index, the Series' narrowly based securities market index, returned 15.15%.
Top contributors to performance:
Stock selection in consumer discretionary, including strong performance from restaurant holdings.
Strong performance in the healthcare sector, especially among biotechnology holdings.
Favorable investments in financials, especially holdings exposed to capital markets.
Top detractors from performance:
Underperformance in information technology (IT), including stock selection in software.
Underexposure to speculative surges in bitcoin-related companies and quantum-computer-related companies within the IT sector.
Stock selection in the consumer staples sector.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Small Cap Growth Series (Service Class)	14.26%	6.25%	7.53%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 207,660,324
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,721,581
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$207,660,324
Total number of portfolio holdings	81
Total advisory fees paid	$1,721,581
Portfolio turnover rate	72%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	26.98%
Healthcare	23.06%
Industrials	21.31%
Consumer Discretionary	10.31%
Financials	8.50%
Consumer Staples	2.88%
Materials	2.69%
Communication Services	2.18%
Energy	1.32%

Top 10 equity holdings
Vericel	2.74%
Integer Holdings	2.38%
CyberArk Software	2.38%
Clean Harbors	2.23%
ATI	2.22%
IMAX	2.18%
Parsons	2.12%
OSI Systems	2.09%
Descartes Systems Group	2.08%
Construction Partners Class A	2.04%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Vericel	2.74%
Integer Holdings	2.38%
CyberArk Software	2.38%
Clean Harbors	2.23%
ATI	2.22%
IMAX	2.18%
Parsons	2.12%
OSI Systems	2.09%
Descartes Systems Group	2.08%
Construction Partners Class A	2.04%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Small Cap Growth to Macquarie VIP Small Cap Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Small Cap Growth to Macquarie VIP Small Cap Growth Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017168 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Smid Cap Core Series(formerly, Delaware Ivy VIP Smid Cap Core)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Smid Cap Core Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Smid Cap Core Series (Service Class) returned 14.26% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2500® Index, the Series' narrowly based securities market index, returned 12.00%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Natera Inc., a leader in cell-free DNA testing, contributed the most. Insmed Inc. was another strong contributor.
Holdings in the consumer services sector outperformed. Brinker International Inc., the parent company for restaurant chains Chili’s and Maggiano’s, contributed the most.
Holdings in the finance sector outperformed over the period.
Top detractors from performance:
The capital goods sector detracted the most from performance. Lincoln Electric Holdings Inc. detracted the most within the sector.
Holdings in the consumer discretionary sector underperformed. Retailer Five Below Inc. was the top overall detractor during the period.
Industry allocations and selection within the transportation sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Smid Cap Core Series (Service Class)	14.26%	7.79%	8.41%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2500 Index	12.00%	8.77%	8.85%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 207,364,567
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 1,845,454
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$207,364,567
Total number of portfolio holdings	122
Total advisory fees paid	$1,845,454
Portfolio turnover rate	10%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Finance	15.22%
Technology	14.50%
Healthcare	13.33%
Capital Goods	11.86%
Basic Materials	6.23%
Real Estate Investment Trusts	6.20%
Business Services	5.46%
Energy	4.68%
Consumer Discretionary	4.04%
Transportation	3.40%

Top 10 equity holdings
Expand Energy	1.91%
East West Bancorp	1.89%
Dick's Sporting Goods	1.61%
Webster Financial	1.60%
Brinker International	1.59%
Liberty Energy	1.49%
Axis Capital Holdings	1.46%
Casey's General Stores	1.43%
Semtech	1.43%
Pinnacle Financial Partners	1.41%

Largest Holdings [Text Block]
Top 10 equity holdings
Expand Energy	1.91%
East West Bancorp	1.89%
Dick's Sporting Goods	1.61%
Webster Financial	1.60%
Brinker International	1.59%
Liberty Energy	1.49%
Axis Capital Holdings	1.46%
Casey's General Stores	1.43%
Semtech	1.43%
Pinnacle Financial Partners	1.41%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Smid Cap Core to Macquarie VIP Smid Cap Core Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Smid Cap Core to Macquarie VIP Smid Cap Core Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017169 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Balanced Series(formerly, Delaware Ivy VIP Balanced)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Balanced Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Balanced Series (Service Class) returned 15.60% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively.
Top contributors to performance:
The Series’ equities and credit-sensitive fixed income securities generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve and other central banks globally.
US equities generally drove outperformance relative to fixed income, as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Series’ benchmark:
Overall allocation and security selection effects
Exposure to US equities as well as security selection
Security selection within fixed income
Top detractors from performance:
The Series’ allocation to fixed income underperformed its benchmark.
Exposure to cash underperformed the Series’ benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Balanced Series (Service Class)	15.60%	8.30%	7.14%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%

Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 221,979,660
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 1,558,261
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$221,979,660
Total number of portfolio holdings	381
Total advisory fees paid	$1,558,261
Portfolio turnover rate	79%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	56.63%
Corporate Bonds	10.53%
Agency Mortgage-Backed Securities	10.10%
Exchange-Traded Funds	7.93%
US Treasury Obligations	6.30%
Short-Term Investments	3.81%
Non-Agency Commercial Mortgage-Backed Securities	2.90%
Non-Agency Asset-Backed Securities	1.19%
Non-Agency Collateralized Mortgage Obligations	0.72%
Loan Agreements	0.34%
Top 10 equity holdings
Microsoft	4.21%
NVIDIA	3.14%
Apple	2.93%
Amazon.com	2.58%
Taiwan Semiconductor Manufacturing ADR	1.77%
Fiserv	1.69%
Alphabet Class A	1.60%
Howmet Aerospace	1.58%
Costco Wholesale	1.54%
Zebra Technologies Class A	1.48%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.21%
NVIDIA	3.14%
Apple	2.93%
Amazon.com	2.58%
Taiwan Semiconductor Manufacturing ADR	1.77%
Fiserv	1.69%
Alphabet Class A	1.60%
Howmet Aerospace	1.58%
Costco Wholesale	1.54%
Zebra Technologies Class A	1.48%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Balanced to Macquarie VIP Balanced Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Balanced to Macquarie VIP Balanced Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017174 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Natural Resources Series(formerly, Delaware Ivy VIP Natural Resources)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Natural Resources Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	1.26%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Natural Resources Series (Service Class) returned (0.58%) for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P Global Natural Resources Index, the Series' narrowly based securities market index, returned (8.86%).
Top contributors to performance:
Copper mining equities contributed to performance as copper supplies tightened due to disruptions. Moreover, investors anticipated growing demand from the energy transition, onshoring and the data center buildout.
Natural gas equities outperformed as investors pricing and activity troughed. Investors also began pricing in incremental demand from US liquefied natural gas (LNG) infrastructure and the anticipated gas fired power generation demand from data centers.
Top detractors from performance:
Renewable energy companies detracted from performance. Following the election of Donald Trump as President, solar providers came under considerable pressure as investors questioned the outlook for government incentives. Moreover, late in the fourth quarter the US Federal Reserve increased its forward outlook for interest rates. As interest rates increased, investors began to price in lower growth and value, especially for solar equities.
Oil service equities also detracted from performance despite stable energy prices. Exploration and production (E&P) companies slowed investment during the year as they gained efficiencies. International investment also slowed as OPEC established significant spare capacity and companies worried about 2025 balances.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Natural Resources Series (Service Class)	-0.58%	5.81%	0.98%
S&P 500 Index	25.02%	14.53%	13.10%
S&P Global Natural Resources Index	-8.86%	5.12%	4.63%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 72,923,399
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 681,839
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$72,923,399
Total number of portfolio holdings	42
Total advisory fees paid	$681,839
Portfolio turnover rate	46%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	19.92%
Diversified Metals & Mining	11.78%
Gold	9.09%
Integrated Oil & Gas	7.97%
Fertilizers & Agricultural Chemicals	7.92%
Construction Materials	5.29%
Paper Products	4.94%
Forest Products	4.63%
Aluminum	3.94%
Oil & Gas Refining & Marketing	3.46%

Top 10 equity holdings
Shell	6.13%
Anglo American	5.24%
CF Industries Holdings	4.78%
CRH	4.01%
Wheaton Precious Metals	3.99%
Alcoa	3.94%
Hudbay Minerals	3.62%
Valero Energy	3.46%
Kimbell Royalty Partners	3.35%
International Paper	3.34%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	6.13%
Anglo American	5.24%
CF Industries Holdings	4.78%
CRH	4.01%
Wheaton Precious Metals	3.99%
Alcoa	3.94%
Hudbay Minerals	3.62%
Valero Energy	3.46%
Kimbell Royalty Partners	3.35%
International Paper	3.34%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Natural Resources to Macquarie VIP Natural Resources Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Natural Resources to Macquarie VIP Natural Resources Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017175 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Growth Series(formerly, Delaware Ivy VIP Growth)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Growth Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Growth Series (Service Class) returned 23.89% for the 12 months ended December 31, 2024. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 24.51%, while the Russell 1000® Growth Index, the Series' narrowly based securities market index, returned 33.36%.
Top contributors to performance:
An underweight allocation to consumer staples contributed the most to relative performance.
Information technology (IT) company Motorola Solutions Inc., and not owning Merck & Co. Inc. or Advanced Micro Devices Inc., also contributed.
Top detractors from performance:
Stock selection in IT detracted from performance, largely driven by not owning Broadcom Inc. Not owning Meta Platforms Inc. and the Series’ positions in financials also detracted.
An overweight allocation to the real estate sector, through one position in real estate data company CoStar Group Inc., detracted from performance.
How has the Series changed?
Consistent with the Series’ philosophy, turnover was low during the year. Exposure to industrials and healthcare both declined, and exposure to IT increased slightly.
New individual stock holdings included Taiwan Semiconductor Manufacturing Co. Ltd., Synopsys Inc., and MSCI Inc. We eliminated positions in the Series, including Adobe Inc., Zoetis Inc, and NIKE Inc.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Growth Series (Service Class)	23.89%	16.13%	15.26%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 711,781,938
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,045,545
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$711,781,938
Total number of portfolio holdings	37
Total advisory fees paid	$5,045,545
Portfolio turnover rate	9%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	43.24%
Financials	12.13%
Consumer Discretionary	11.90%
Healthcare	9.69%
Communication Services	9.15%
Industrials	7.68%
Real Estate	3.19%
Consumer Staples	2.13%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	10.49%
Amazon.com	7.50%
Apple	7.29%
Alphabet Class A	6.88%
Visa Class A	4.56%
UnitedHealth Group	3.10%
Salesforce	2.98%
Motorola Solutions	2.97%
Intercontinental Exchange	2.90%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	12.35%
NVIDIA	10.49%
Amazon.com	7.50%
Apple	7.29%
Alphabet Class A	6.88%
Visa Class A	4.56%
UnitedHealth Group	3.10%
Salesforce	2.98%
Motorola Solutions	2.97%
Intercontinental Exchange	2.90%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Growth to Macquarie VIP Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Growth to Macquarie VIP Growth Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000190649 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP High Income Series(formerly, Delaware Ivy VIP High Income)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP High Income Series (Standard Class) returned 6.44% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.20%.
Top contributors to performance:
Security selection within the basic industry sector
Overweight and security selection within the insurance sector
Security selection within the telecommunications sector
Top detractors from performance:
Security selection within the media sector
Security selection within the gaming sector
Underweight allocation to the real estate sector compared to the narrowly based index

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP High Income Series (Standard Class)	6.44%	3.76%	4.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.13%
ICE BofA US High Yield Constrained Index	8.20%	4.03%	4.57%

Performance Inception Date	Apr. 28, 2017
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 793,332,258
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 4,947,066
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$793,332,258
Total number of portfolio holdings	252
Total advisory fees paid	$4,947,066
Portfolio turnover rate	53%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	12.54%
Media	8.86%
Basic Industry	7.86%
Capital Goods	7.35%
Healthcare	6.76%
Leisure	6.07%
Telecommunications	5.44%
Financial Services	5.19%
Services	4.86%
Retail	4.33%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP High Income to Macquarie VIP High Income Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP High Income to Macquarie VIP High Income Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017176 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP High Income Series(formerly, Delaware Ivy VIP High Income)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP High Income Series (Service Class) returned 6.20% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.20%.
Top contributors to performance:
Security selection within the basic industry sector
Overweight and security selection within the insurance sector
Security selection within the telecommunications sector
Top detractors from performance:
Security selection within the media sector
Security selection within the gaming sector
Underweight allocation to the real estate sector compared to the narrowly based index

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP High Income Series (Service Class)	6.20%	3.51%	4.13%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
ICE BofA US High Yield Constrained Index	8.20%	4.03%	5.08%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 793,332,258
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 4,947,066
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$793,332,258
Total number of portfolio holdings	252
Total advisory fees paid	$4,947,066
Portfolio turnover rate	53%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	12.54%
Media	8.86%
Basic Industry	7.86%
Capital Goods	7.35%
Healthcare	6.76%
Leisure	6.07%
Telecommunications	5.44%
Financial Services	5.19%
Services	4.86%
Retail	4.33%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP High Income to Macquarie VIP High Income Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP High Income to Macquarie VIP High Income Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000190650 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Energy Series(formerly, Delaware Ivy VIP Energy)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$93	0.96%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Energy Series (Standard Class) returned (5.38%) for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P 1500® Energy Sector Index, the Series' narrowly based securities market index, returned 5.98%.
Top contributors to performance:
Natural gas equities outperformed as investors pricing and activity troughed. Investors also began pricing in incremental demand from US liquefied natural gas (LNG) infrastructure and the anticipated gas fired power generation demand from data centers.
Large-cap refining equities outperformed despite lackluster demand as product inventories remained tight. Several refining equities also continued strong shareholder buyback and return policies, which further supported equities.
Top detractors from performance:
Renewable energy companies detracted from performance. Following the election of Donald Trump as President, solar providers came under considerable pressure as investors questioned the outlook for government incentives. Moreover, late in the fourth quarter the US Federal Reserve increased its forward outlook for interest rates. As interest rates increased, investors began to price in lower growth and value, especially for solar equities.
Oil service equities also detracted from performance despite stable energy prices. Exploration and production (E&P) companies slowed investment during the year as they gained efficiencies. International investment also slowed as OPEC established significant spare capacity and companies worried about 2025 balances.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP Energy Series (Standard Class)	-5.38%	6.05%	-0.90%
S&P 500 Index	25.02%	14.53%	14.43%
S&P 1500 Energy Sector Index	5.98%	12.11%	7.27%

Performance Inception Date	Apr. 28, 2017
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P 1500 Energy Sector Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 71,506,486
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 666,441
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$71,506,486
Total number of portfolio holdings	34
Total advisory fees paid	$666,441
Portfolio turnover rate	42%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	51.84%
Integrated Oil & Gas	15.77%
Oil & Gas Refining & Marketing	10.55%
Oil & Gas Equipment & Services	7.84%
Electrical Components & Equipment	2.08%
Oil & Gas Drilling	1.56%
Asset Management & Custody Banks	1.08%
Renewable Electricity	0.96%
Heavy Electrical Equipment	0.62%
Coal & Consumable Fuels	0.46%
Oil & Gas Storage & Transportation	0.40%

Top 10 equity holdings
Shell	8.00%
ConocoPhillips	5.82%
Diamondback Energy	5.80%
Kimbell Royalty Partners	5.46%
Permian Resources	5.37%
Marathon Petroleum	5.31%
Valero Energy	5.25%
Chord Energy	5.16%
Tourmaline Oil	5.13%
Expand Energy	4.43%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	8.00%
ConocoPhillips	5.82%
Diamondback Energy	5.80%
Kimbell Royalty Partners	5.46%
Permian Resources	5.37%
Marathon Petroleum	5.31%
Valero Energy	5.25%
Chord Energy	5.16%
Tourmaline Oil	5.13%
Expand Energy	4.43%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Energy to Macquarie VIP Energy Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Standard Class shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Standard Class from 1.05% to 0.96%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Energy to Macquarie VIP Energy Series.
Material Fund Change Expenses [Text Block]
Effective May 1, 2024, the Series introduced a new fee waiver for Standard Class shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Standard Class from 1.05% to 0.96%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000032174 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Energy Series(formerly, Delaware Ivy VIP Energy)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.21%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Energy Series (Service Class) returned (5.60%) for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P 1500® Energy Sector Index, the Series' narrowly based securities market index, returned 5.98%.
Top contributors to performance:
Natural gas equities outperformed as investors pricing and activity troughed. Investors also began pricing in incremental demand from US liquefied natural gas (LNG) infrastructure and the anticipated gas fired power generation demand from data centers.
Large-cap refining equities outperformed despite lackluster demand as product inventories remained tight. Several refining equities also continued strong shareholder buyback and return policies, which further supported equities.
Top detractors from performance:
Renewable energy companies detracted from performance. Following the election of Donald Trump as President, solar providers came under considerable pressure as investors questioned the outlook for government incentives. Moreover, late in the fourth quarter the US Federal Reserve increased its forward outlook for interest rates. As interest rates increased, investors began to price in lower growth and value, especially for solar equities.
Oil service equities also detracted from performance despite stable energy prices. Exploration and production (E&P) companies slowed investment during the year as they gained efficiencies. International investment also slowed as OPEC established significant spare capacity and companies worried about 2025 balances.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Energy Series (Service Class)	-5.60%	5.79%	-1.89%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 1500 Energy Sector Index	5.98%	12.11%	4.34%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P 1500 Energy Sector Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 71,506,486
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 666,441
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$71,506,486
Total number of portfolio holdings	34
Total advisory fees paid	$666,441
Portfolio turnover rate	42%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	51.84%
Integrated Oil & Gas	15.77%
Oil & Gas Refining & Marketing	10.55%
Oil & Gas Equipment & Services	7.84%
Electrical Components & Equipment	2.08%
Oil & Gas Drilling	1.56%
Asset Management & Custody Banks	1.08%
Renewable Electricity	0.96%
Heavy Electrical Equipment	0.62%
Coal & Consumable Fuels	0.46%
Oil & Gas Storage & Transportation	0.40%

Top 10 equity holdings
Shell	8.00%
ConocoPhillips	5.82%
Diamondback Energy	5.80%
Kimbell Royalty Partners	5.46%
Permian Resources	5.37%
Marathon Petroleum	5.31%
Valero Energy	5.25%
Chord Energy	5.16%
Tourmaline Oil	5.13%
Expand Energy	4.43%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	8.00%
ConocoPhillips	5.82%
Diamondback Energy	5.80%
Kimbell Royalty Partners	5.46%
Permian Resources	5.37%
Marathon Petroleum	5.31%
Valero Energy	5.25%
Chord Energy	5.16%
Tourmaline Oil	5.13%
Expand Energy	4.43%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Energy to Macquarie VIP Energy Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Service Class from 1.30% to 1.21%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Energy to Macquarie VIP Energy Series.
Material Fund Change Expenses [Text Block]
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Service Class from 1.30% to 1.21%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature

[1]	Amount shown reflects the expenses of the Standard Class from inception date through December 31, 2024. Expenses would be higher if the Standard Class had been in operation for the last twelve months.
[2]	Annualized.